Note 14 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Description	Amount
December 31, 2016	$9,705
December 31, 2017	3,805
December 31, 2018	9,856
December 31, 2019	28,607
Total minimum lease payments	51,973
Less: imputed interest	(14,754)
Present value of minimum lease payments	$37,219